UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2002

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
381 Fifth Avenue, 6th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward Goldman
Title: Chief Financial Officer
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Edward P. Goldman           New York, NY         November 14, 2002

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $227,961



















































NAME OF ISSUER                  TITLE OF CLASS    CUSIP     VALUE(X1000)  /PRN AMOUNT  SH/PRN PUT/CALL


   AGERE SYS INC                   NOTE  6.500%12/1  00845VAA8              2458        4500000        PRN

   ALZA CORP                       SDCV         7/2  02261WAB5             11895       15000000        PRN

   AMERICAN GREETINGS CORP         NOTE  7.000% 7/1  026375AJ4              3200        2160000        PRN

   AMKOR TECHNOLOGY INC            NOTE  5.000% 3/1  031652AH3              1440        5007000        PRN

   AVAYA INC                       NOTE        10/3  053499AA7              4093       18500000        PRN

   BROADWING INC                   COM               111620100                93          47300         SH

   CARNIVAL CORP                   NOTE        10/2  143658AS1              2553        4600000        PRN

   CHESAPEAKE ENERGY CORP          COM               165167107              3905         591630         SH

   COSTCO COMPANIES INC            NOTE         8/1  22160QAC6             34199       45100000        PRN

   E TRADE GROUP INC               NOTE  6.000% 2/0  269246AB0              7040       11000000        PRN

   ELAN FIN CORP LTD               NOTE        12/1  284129AC7             14500       50000000        PRN

   ELAN PLC                        ADR               284131208              9651        5000000         SH

   FINISAR                         NOTE  5.250%10/1  31787AAC5              4313       11500000        PRN

   FINISAR                         COM               31787A101               517         750000         SH

   GAP INC DEL                     NOTE  5.750% 3/1  364760AJ7              4927        5000000        PRN

   INHALE THERAPEUTIC SYS INC      NOTE  3.500%10/1  457191AH7              5761       13500000        PRN

   LENNAR CORP                     NOTE         4/0  526057AF1              1875        4000000        PRN

   MCLEODUSA INC                   CL A              582266706               863        2875452         SH

   MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2             41140       40000000        PRN

   MIRANT CORP                     DBCV  2.500% 6/1  604675AB4              5261       11500000        PRN

   MIRANT CORP                     NOTE  5.750% 7/1  604675AC2              1402        3000000        PRN

   NORTEL NETWORKS CORP NEW        NOTE  4.250% 9/0  656568AB8              6248       21000000        PRN

   SEPRACOR INC                    NOTE  5.750%11/1  817315AQ7             11156       21000000        PRN

   TELEFONOS DE MEXICO S A         DBCV  4.250% 6/1  879403AD5             18425       16687000        PRN

   TIMES MIRROR CO NEW             NOTE         4/1  887364AE7             29123       46500000        PRN

   WEATHERFORD INTL INC            DBCV         6/3  947074AB6              1577        2500000        PRN

   ATMI INC                        COM               00207R101               346          24512         SH

									  227961

